Financial Risk Management - Currency Risk (Details) - Currency risk - EUR - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Operating and administrative expenses denominated in euros	$ 40,876	$ 43,311	$ 49,094
Trade payables and accruals denominated in euros	$ 2,659	$ 5,888
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,088)	$ (4,331)	$ (4,909)